Financial Instruments and Risks Management - Credit Risk Exposure (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks Management
Financial Assets	R$ 14,298,290	R$ 28,780,120
Credit risk
Financial Instruments and Risks Management
Financial Assets	10,409,887	25,979,952
Credit risk | Cash and cash equivalents
Financial Instruments and Risks Management
Financial Assets	3,249,127	4,387,453
Credit risk | Marketable securities
Financial Instruments and Risks Management
Financial Assets	6,330,334	21,098,565
Credit risk | Derivative financial instruments
Financial Instruments and Risks Management
Financial Assets	R$ 830,426	R$ 493,934